Debt - Summery of Outstanding Convertible Debenture (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Debt Disclosure [Abstract]
Convertible debentures, beginning period	$ 0
Issuance of Convertible Debentures	24,000
Repayment of Convertible Debentures	(10,953)
Change in fair value of Convertible debentures	3,658
Conversion of Convertible Debentures into common stock	(7,735)	$ 0
Convertible debentures, ending period	$ 8,970